Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 966	$ 378	$ 427	$ (370)	$ 4
Depreciation and amortization	3,107	2,471	3,466	1,771	0
Amortization of deferred financing costs	54	104	121	15	0
Changes in assets and liabilities:
Accounts receivable and other assets	(632)	(338)	240	(333)	0
Accounts payable and accrued expenses	218	237	164	1,075	(1)
Other liabilities	13	(11)	66	38	0
Cash flow from operating activities	3,726	2,841	4,484	2,196	3
Cash flows from investing activities:
Acquisition of real estate properties	(13,020)		(15,781)	(18,244)	0
Capital expenditures	(1,130)	(870)	(1,148)	(868)	0
(Increase) decrease in restricted cash	74	(122)	1	324	0
Cash flow from investing activities	(14,076)	(992)	(16,928)	(18,788)	0
Cash flows from financing activities:
Proceeds from issuance of preferred stock		100	100	0	0
Proceeds from issuance of common stock	31,461	3,015	3,193	0	0
Proceeds from issuance of non-controlling interests			3,500	1,250	0
Proceeds from mortgage indebtedness			10,238	17,600	0
Proceeds from repayment of short-term notes			0	0	(200)
Issuance of short-term notes			0	0	200
Proceeds from subscriptions			0	0	1,130
Subscriptions payable			0	0	(1,130)
(Payments) reimbursements for deferred financing costs	(102)	7	7	(338)	0
Distributions on preferred stock	(10)	(8)	(15)	0	0
Debt repayments	(129)
Redemption of preferred shares	(137)
Redemption of non-controlling interests	(3,500)
Distributions on common stock	(1,435)	(101)	(149)	(5)	0
Distributions to non-controlling interests	(1,805)	(2,351)	(3,004)	(1,017)	0
Net cash from financing activities	24,343	662	13,870	17,490	0
Net change in cash and cash equivalents	13,993	2,511	1,426	898	3
Cash and cash equivalents at the beginning of the period	2,533	1,107	1,107	209	206
Cash and cash equivalents at the end of the period	16,526	3,618	2,533	1,107	209
Supplemental cash flow information:
Cash paid for interest	2,641	2,371	3,271	1,727	0
Mortgage indebtedness assumed to acquire real estate properties			0	64,575	0
Non cash decrease in non-controlling interests from conversion of limited partnership units to shares of common stock	43,585
Non-controlling interests issued to acquire real estate properties			$ 0	$ 47,233	$ 0